ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Banco Supervielle S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	99.90%	99.90%	99.89%
Proportion of voting rights held in subsidiary	99.87%	99.87%	99.87%
Cordial Compania Financiera S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	99.90%	99.90%	99.90%
Tarjeta Automatica S.A. [member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	99.99%	99.99%	99.99%
Supervielle asset management S.A.[member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
SofitalS.A.F. e I.I. [member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Espacio Cordial de Servicios S.A. [member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Supervielle Seguros S.A. [member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Micro Lending S.A.U. [member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Invertir Online S.A.U. [member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Invertir Online.Com Argentina S.A.U. [member]
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Supervielle Productores Asesores de Seguros S.A
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%
Bolsillo Digital S.A.U.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%
Futuros del Sur S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%
Easy Cambio S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%